Employee Benefit Plans (Details Textual) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Employee benefit plans (Textual) [Abstract]
ESOP compensation expense	$ 782,000	$ 751,000	$ 706,000
ESOP [Member]
Employee benefit plans (Textual) [Abstract]
Eligibility terms for Bank's reorganization	Effective upon the consummation of the Bank’s reorganization in March 2004, an ESOP was established for all eligible
Eligible employees minimum period	12 months
Number of minimum hours of service	1,000
Minimum eligible age	21
ESOP term loan	11,000,000
Purchase of common stock shares	1,099,097
Interest on term loan	4.00%
ESOP compensation expense	622,000	640,000	612,000
Section 401(k) Plan [Member]
Employee benefit plans (Textual) [Abstract]
Eligibility terms for Bank's reorganization	The Bank sponsors a Plan pursuant to Section 401(k) of the Internal Revenue Code (“IRC”), for all eligible (attainment of age 21 and one year of service) employees. Employees may elect to save up to 25% of their compensation, subject to IRC limits. For each dollar up to 4.5% of compensation, the Bank will match 50% of the employee’s contribution
Eligible employees minimum period	1 year
Minimum eligible age	21
Percentage of compensation of employees	25.00%
Maximum base percentage of compensation expense	4.50%
Maximum matching contribution of employer	50.00%
Compensation expenses	90,000	86,000	79,000
SERP [Member]
Employee benefit plans (Textual) [Abstract]
Compensation expenses	28,000	29,000	27,000
Accrued SERP liability	$ 356,000	$ 328,000